Investment Properties (Tables)	6 Months Ended
Jun. 30, 2020
Investment Properties [Abstract]
Schedule of investment properties
	30 June 2020
	Commercial building	Lands*	Total
	USD	USD	USD

Opening balance	20,063,304	5,649,008	25,712,312
Additions	1,319	42,313	43,632
Sale of investment properties	-	(1,277,490)	(1,277,490)
Fair value adjustment	(498,636)	(225,165)	(723,801)
Ending balance	19,565,987	4,188,666	23,754,653

	31 December 2019
	Commercial building	Lands*	Total
	USD	USD	USD

Opening balance	20,312,477	10,342,737	30,655,214
Additions	-	745,281	745,281
Sale of investment properties	-	(5,383,701)	(5,383,701)
Fair value adjustment	(249,173)	(55,309)	(304,482)
Ending balance	20,063,304	5,649,008	25,712,312

*	Lands amounting to USD 4,188,666 as at 30 June 2020 (31 December 2019: USD 5,649,008) are registered in the name of a former Director. The Group has obtained a proxy and has full control over these investment properties.

Schedule of change in the price used for the valuation of the investment properties
	%	Average price per square meter	Impact on statement of income for the increase in price per square meter	Impact on statement of income for the decrease in price per square meter
		USD	USD	USD
Commercial building

30 June 2020	+/- 10	1,094	1,956,599	(1,956,599)
30 June 2019	+/- 10	1,139	2,031,247	(2,031,247)

	%	Average price per square meter	Impact on statement of income for the increase in price per square meter	Impact on statement of income for the decrease in price per square meter
		USD	USD	USD
Lands

30 June 2020	+/- 10	195	418,867	(418,867)
30 June 2019	+/- 10	151	1,078,458	(1,078,458)